Supplemental Disclosures with Respect to Cash Flows (Details) (USD $)	6 Months Ended		12 Months Ended				191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012
Supplemental Disclosures With Respect To Cash Flows Details
Cash paid during the year for interest				$ 174			$ 12,480
Cash paid during the year for income taxes
Non-Cash investing and financing activities
Common shares issued on acquisition of BML							421,390
Common shares issued on acquisition of Valentine Gold Claim	600,000				2,150,000	3,000	2,150,000
Common shares issued for debt			$ 87,000				$ 419,876